American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

                                                                                                                                                              May 4, 2011

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: American Beacon Money Market Mileage Fund, a series of American Beacon Mileage Funds
File Nos. 33-91058; 811-9018 (the “Registrant”)

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“the Securities Act”), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A,  which was filed electronically with the Securities and Exchange Commission on April 29, 2011.

     If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

                                          Sincerely,

                                          /s/ John J. Okray
                                          -------------------------
                                          John J. Okray
                                          Assistant General Counsel

cc:   Francine Rosenberger, Esq.
          K&L Gates LLP